Related Party Transactions (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Unsecured advances due to officer		$ 17,485	$ 84,676
Accrued salaries	$ 71,198	50,228	0
Due to officers	11,684	17,485	84,676
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer			17,778
Accrued salaries	11,684	17,485	0
Due to officers	$ 11,684	17,485	17,778
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer		0	66,898
Accrued salaries		0	0
Due to officers		$ 0	$ 66,898